UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

          24140 E Greystone Lane

Woodway, Washington                       98020
    (Address of principal executive offices)         (Zip code)

Kailash Birmiwal
Birmiwal Investment Trust
24140 E Greystone Lane
Woodway, Washington 98020
(Name and address of agent for service)

Registrant's telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: July 1, 2006 – June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: Birmiwal Oasis Fund
Custodian Name: US Bank

(a)	(b)	(c )	(d)	(e)	(f)	(g)	(h)	(i)
			Meeting		Issuer or		Vote	For/Against
Issuer	Ticker	CUSIP	Date	Description of Vote	SH	Voted?	Cast	Mgmt

Webzen, Inc.	WZEN	94846M102	3/28/2007	1. Approval of financial statements.	Issuer	yes	for	**

				2. Amendments of articles of incorporation.	Issuer	yes	for	**

				3a. Election of outside director constituting the	Issuer	yes	for	**
auditing committee: Moon Kyu, Kim.

				3b. Election of outside director constituting the	Issuer	yes	for	**
auditing committee: Sang Woo Park.

				3c. Election of outside director constituting the	Issuer	yes	for	**
auditing committee: Yong Gu, Kim.

				4. Approval of limit on remuneration for directors.	Issuer	yes	for	**

				5. Approval of stock purchase option	Issuer	yes	for	**
by board of directors.

Verigy Ltd.	VRGY	Y93691106	4/11/2007	1. Re-election of Mr. C. Scott Gibson as Class 1 director.	Issuer	yes	for	for

				2. Re-election of Mr. Eric Meurice as Class 1	Issuer	yes	for	for
director.

				3. Re-election of Dr. Claudine Simson as Class 1 director.	Issuer	yes	for	for

				4. Re-election of Mr. Adrian Dillon as class 2	Issuer	yes	for	for
director.

				5. Re-election of Mr. Ernest L. Godshalk as class 2 director.	Issuer	yes	for	for

				6. Re-election of Mr. Keith L. Barnes as class 3 director.	Issuer	yes	for	for

				7. Re-election of Mr. Paul Chan Kwai Wah as class 3 director.	Issuer	yes	for	for

				8. The re-appointment of auditors and to fix remuneration.	Issuer	yes	for	for

				9. The authorization for the directors to allot and issue ordinary shares.	Issuer	yes	for	for

				10. Approve, ratify, and confirm the director cash compensation, and additional cash compensation of the audit, compensation and nominating and governance committees.	Issuer	yes	for	for

				11. Approve, ratify, and confirm the director cash compensation and additional cash compensation for the respective chairpersons of the audit, compensation, and nominating committees.	Issuer	yes	for	for

Envoy Communication	ECGI	293986303	3/30/2007	1. Election of directors.	Issuer	yes	for	for
Group, Inc.
				2. Appointment of auditors and to fix	Issuer	yes	for	for
auditor's remuneration.

				3. Approve change of name and amend articles	Issuer	yes	for	for
of the corporation by changing the name
of the corporation to Envoy Capital Group Inc.

				4. Authorized capital resolution by amending	Issuer	yes	for	for
articles of the corporation by removing maximum
number of common shares that the corporation
is authorized to issue.

				5. Stated capital reduction resolution	Issuer	yes	for	for
reducing the stated capital of the corporation's
common shares.

Joy Global Inc.	JOYG	481165108	2/22/2007	1. Election of directors.	Issuer	yes	for	for

				2. Approval of stock incentive plan.	Issuer	yes	for	for

				3. Approval of amendment.	Issuer	yes	for	for

Eagle Test Systems, Inc.	EGLT	270006109	2/16/2007	1. Election of directors.	Issuer	yes	for	**

Continental Airlines Inc.	CAL	210795308	6/12/2007	1. Election of directors.	Issuer	yes	for	**

				2. Ratification of appointment of independent	Issuer	yes	for	for
auditors.

				3. Stockholder proposal related to politcal activities.	SH	yes	for	against

				4. Stockholder proposal related to performance -	SH	yes	for	against
based equity compensation for senior officers.

				5. Please mark "for" if stock owned beneficially by	Issuer	no		**
you is owned or controlled by persons who are not
U.S. citizens (as defined in the proxy statement.)

Bsquare Corp.	BSQR	11776U300	6/6/2007	1. Election of directors.	Issuer	yes	for	**

				2. Approval of a modification to the board of	Issuer	yes	for	for
directors' compensation program.

Exlservice Holdings Inc.	EXLS	302081104	6/13/2007	1. Election of directors.	Issuer	yes	for	**

				2. To ratify the selection of accountants.	Issuer	yes	for	for

Friedman, Billings,	FBR	358434108	6/7/2007	1. Election of directors.	Issuer	yes	for	**
Ramsey, Group, Inc.
				2. To ratify the appointment of as independent	Issuer	yes	for	for
				accountants.

				3. To approve the amended employee incentive	Issuer	yes	for	for
				plan.

Leadis Tech. Inc.	LDIS	5217N103	6/6/2007	1. Election of directors.	Issuer	yes	for	**

				2. To ratify the appointmennt independent	Issuer	yes	for	for
accountants.

Dillard's Inc.	DDS	254067101	5/19/2007	1. Election of directors.	Issuer	yes	for	**

				2. Ratify appointment of accountants.	Issuer	yes	for	for

				3. Stockholder proposal requesting issuance of a	SH	yes	against	for
				sustainabiility report by the board of directors.

U.S. Gold Corp.	UXG	912023207	6/12/2007	1. Election of directors.	Issuer	yes	for	**

				2. To ratify appointment accountants.	Issuer	yes	for	for

Home Solution of America	HSOA	437355100	6/18/2007	1. Election of directors.	Issuer	yes	for	**

2. Ratify appointment of accountants.	Issuer	yes	for	for

Universal Electronics Inc.	UEIC	913482103	6/14/2007	1. Election of directors.	Issuer	yes	for	**

2. Ratification of the appointment of accountants.	Issuer	yes	for	for

Northern Orion	NTO	665575106	6/4/2007	1. To determine the number of directors at 6.	Issuer	yes	for	for
Resources, Inc.
				2. Election of directors.	Issuer	yes	for	**

				3. To appoint auditors	Issuer	yes	for	for

				4. To authorize the directors to fix the auditors'	Issuer	yes	for	for
remuneration.

				5. To approve the renewal of the unallocated	Issuer	yes	for	for
entitlements under the company's stock option plan.

				6. To approve amendment to stock option plan.	Issuer	yes	for	for

7. To transact such other business as may properly	Issuer	yes	for	for
come before the meeting.

Divx Inc.	DIVX	255413106	6/4/2007	1. Recommend directors.	Issuer	yes	for	**

				2. To ratify the independent audits.	Issuer	yes	for	for

Allis-Chalmers Energy Inc.	ALY	019645506	6/14/2007	1. Election for directors.	Issuer	yes	for	**

2. Ratify independent accountants.	Issuer	yes	for	for

Birch Mountain	BMD	09066X109	5/31/2007	1. Set number of directors to nine.	Issuer	yes	for	for
Resources, Ltd.
				2. Election of directors.	Issuer	yes	for	for

				3. Appoint auditors.	Issuer	yes	for	for

ICF International Inc.	ICFI	44925C103	6/1/2007	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the public accountants.	Issuer	yes	for	for

Zoll Medical Corp.	ZOLL	989922109	1/24/2007	1. Election of Directors	Issuer	yes	for	**

				2. Ratify the accountants.	Issuer	yes	for	for

China Yuchai Intl., Ltd.	CYD	G21082105	12/12/2006	1. Approve appointment of auditors.	Issuer	yes	for	for

				2. Approve appointment of director.	Issuer	yes	for	for

Brocade Communications	BRCD	111621108	1/25/2007	1. Approve issuance of shares in agreement to	Issuer	yes	for	for
Systems Inc.			merger.

Dr. Horton Inc.	DHI	23331A109	1/25/2007	1. Election of directors	Issuer	yes	for	**

				2. Shareholder proposal- majority vote standard	SH	yes	for	against
on election of directors.

				3. Transact such other business as may properly	Issuer	yes	for	for
come before the meeting.

Plexus Corp.	PLXS	729132100	1/22/2007	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the public auditors.	Issuer	yes	for	for

Actuant Corp.	ATU	00508X203	1/16/2007	1. Election for directors.	Issuer	yes	for	**

Gravity Co.	GRVY	38911N107	12/26/2006	1. Removal of 2 directors.	Issuer	yes	for	**

Bodisen Biotech Inc.	BBC	096892104	12/27/2006	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the independent auditors.	Issuer	yes	for	for

				3. Transact such other business as may properly	Issuer	yes	for	for
				come before the meeting.

Siga Tech. Inc.	SIGA	826917106	12/19/2006	1. Election for directors.	Issuer	yes	for	**

				2. Ratify the accountants.	Issuer	yes	for	for

Allion HealthCare, Inc.	ALLI	019615103	12/13/2006	1. Election for directors.	Issuer	yes	for	**

				2. Ratify the accountants.	Issuer	yes	for	for

LTX Corp.	LTXX	502392103	12/6/2006	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the accountants.	Issuer	yes	for	for

Allis-Chalmers	ALY	019645506	11/28/2006	1. Election of directors.	Issuer	yes	for	**
Energy Inc.
				2. Ratify the accountants.	Issuer	yes	for	for

				3. Adoption of incentive plan.	Issuer	yes	for	for

				4. Transact such other business as may properly	Issuer	yes	for	for
come before the meeting.

Qiao Xing	XING	G7303A109	12/1/2006	1. Evaluation of directors.	Issuer	yes	for	**
Universal Telephone, Inc

Bolt Tech. Corp.	BTJ	097698104	11/21/2006	1. Election of directors.	Issuer	yes	for	**

				2. Approval & adoption of stock option plan.	Issuer	yes	for	for

Microsoft Corp.	MSFT	594918104	11/14/2006	1a. Election of director.	Issuer	yes	for	for

				1b. Election of director.	Issuer	yes	for	for

				1c. Election of director.	Issuer	yes	for	for

				1d. Election of director.	Issuer	yes	for	for

				1e. Election of director.	Issuer	yes	for	for

				1f. Election of director.	Issuer	yes	for	for

				1g. Election of director.	Issuer	yes	for	for

				1h. Election of director.	Issuer	yes	for	for

				1i. Election of director.	Issuer	yes	for	for

				2. Ratify the auditors.	Issuer	yes	for	for

				3. Shareholder proposal - restriction on selling	SH	yes	against	for
products and services to foreign governments.

				4. Shareholder proposal - sexual orientation in	SH	yes	against	for
equal employment opportunity policy.

				5. Shareholder proposal - hiring of proxy advisor.	SH	yes	against	for

Tele Norte Leste	TNE	879246106	11/13/2006	1. Approve stock swap of preferred and ordinary	Issuer	yes	for	**
Participacoes S.A.				shares.

Focus Enchantments Inc.	FCSE	344159108	11/17/2006	1. Election for directors.	Issuer	yes	for	**

2. Proposal to increase number of shares of	Issuer	yes	for	for
common stock.

3. Proposal to increase shares of common stock	Issuer	yes	for	for
reserved for restricted stock and upon exercised
options.

4. Ratify the accountants.	Issuer	yes	for	for

Mittal Steel Company N.V.	MT	60684P101	10/30/2006	1. Appoint all directors for a three year term.	Issuer	yes	for	**

Parlux Fragrances Inc.	PARL	701645103	10/13/2006	1. Election for directors.	Issuer	yes	withhold	**

				2. Approval of independent directors.	Issuer	yes	for	for

Systemax Inc.	SYX	871851101	10/11/2006	1. Election for directors.	Issuer	yes	for	**

				2. To consider & vote for stock incentive plan	Issuer	yes	for	for
				for non-employee directors.

				3. Consider and cote accountants.	Issuer	yes	for	for

Syneron Medical Ltd.	ELOS	M87245102	9/28/2006	1. Re-electiion of director.	Issuer	yes	for	for

				2. Re-electiion of director.	Issuer	yes	for	for

				3. Re-appointment of independent auditors.	Issuer	yes	for	for

				4. Authorize the board of directors and audit	Issuer	yes	for	for
committtee to fix auditor's remuneration.

				5. Approve increase in service and option grant.	Issuer	yes	for	for

				6. Approve option grant.	Issuer	yes	for	for

				7. Approve the option grant.	Issuer	yes	for	for

				8. Approve the option grant.	Issuer	yes	for	for

				9. Update D&O coverage.	Issuer	yes	for	for

				10. Amend the company's articles to allow	Issuer	yes	for	for
additional reimbursement of expenses.

Omnivision Tech. Inc.	OVTI	682128103	9/28/2006	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the public accountants.	Issuer	yes	for	for

KongZhong Corp.	KONG	50047P104	10/12/2006	1. Approval of re-election of independent	Issuer	yes	for	for
director.

				2. Approval to adopt KongZhong equity	Issuer	yes	for	for
incentive plan.

				3. Approval to reaappoint independent auditors.	Issuer	yes	for	for

Merix Corp.	MERX	590049102	10/5/2006	1. Election for directors.	Issuer	yes	for	**

				2. Approval of equity incentive plan.	Issuer	yes	for	for

WPCS Intl Inc.	WPCS	92931L203	9/25/2006	1 .Election of directors.	Issuer	yes	for	**

				2. Proposal to approve independent accountants.	Issuer	yes	for	for

				3. Proposal to approve incentive plan.	Issuer	yes	for	for

Camtek Ltd.	CAMT	M20791105	9/14/2006	2a. Elect outside director	Issuer	yes	for	**

				2c. Elect outside director.	Issuer	yes	for	**

3. Approval of remuneration for 2 outside directors.	Issuer	yes	for	**

4. Re-elect directors.	Issuer	yes	for	**

5a. Authorize chairman of board to also serve	Issuer	yes	for	**
as general manager.

6. Approval of joint independent auditors.	Issuer	yes	for	**

Excel Maritive Carriers	EXM	V3267N107	9/8/2006	1. Election for directors.	Issuer	yes	for	**
Ltd.
				2. Ratify the auditors.	Issuer	yes	for	for

				3. Ratify changes in articles of incorporation to	Issuer	yes	for	for
limit liability of directors.

				4. Ratify changes in the articles of incorporation.	Issuer	yes	for	for

				5 .Ratify changes in by-laws.	Issuer	yes	for	for

				6. Ratify to increase percentage of shareholder	Issuer	yes	for	for
votes required to affect changes to by-laws.

RRSAT Global Comm.	RRST	M8183P102	1/24/2007	1. To elect outside directors.	Issuer	yes	for	for
Network Ltd
				2. To approve the compensation for outside	Issuer	yes	for	for
directors.

				3. Certify that my holdings and vote do not require	Issuer	yes	abstain	**
consent of Israeli Minister of Communications, and
am not a controlling shareholder.

Smart Modular Tech.	SMOD	G82245104	2/8/2007	1. Election for directors.	Issuer	yes	for	**
Inc.
				2. Proposal to ratify the public accountants.	Issuer	yes	for	for

Taseko Mines Limited	TGB	876511106	3/15/2007	1. Fix number of directors to ten.	Issuer	yes	for	for

				2. Election of directors.	Issuer	yes	for	**

				3. Appointment of auditors.	Issuer	yes	for	for

				4. Approve amendments to company's share	Issuer	yes	for	for
option plan.

				5. Approve amendments to shareholder's	Issuer	yes	for	for
rights plan.

Vicon Industries Inc.	VII	92581101	5/18/2007	1. Election for directors.	Issuer	yes	for	**

				2. Approval of the stock incentive plan.	Issuer	yes	for	for

				3. Ratify the independent auditors.	Issuer	yes	for	for

Neurometrix Inc.	NURO	641255104	5/23/2007	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the independent auditors.	Issuer	yes	for	for

Airtran Holdings Inc.	AAI	00949P108	5/23/2007	1. Election for directors.	Issuer	yes	for	**

2. To transact such other buisness as may
				properly come before the meeting or any	Issuer	yes	for	for
adjournments or postponements thereof.

Penson Worldwide Inc.	PNSN	709600100	5/8/2007	1. Election for directors.	Issuer	yes	for	**

				2. Ratify the independent accountants.	Issuer	yes	for	for

Six Flags Inc.	SIX	83001P109	5/21/2007	1. Election for directors.	Issuer	yes	for	**

				2. Ratify the independant accountants.	Issuer	yes	for	for

				3. Proposal to approve stock option and incentive	Issuer	yes	for	for
plan.

Buffalo Wild Wings Inc.	BWLD	119848109	5/24/2007	2. Election for directors.	Issuer	yes	for	**

				1. Set number of directors at eight.	Issuer	yes	for	for

				3. Approve equity incentive plan.	Issuer	yes	for	for

				4. Approve cash incentive plan.	Issuer	yes	for	for

Shutterfly Inc.	SFLY	82568P304	5/17/2007	1. Election for directors.	Issuer	yes	for	**

				2. Ratify the public accountants.	Issuer	yes	for	for

Chemed Corporaation	CHE	16359R103	5/21/2007	1. Election for directors.	Issuer	yes	for	**

				2. Ratify the selection of independent accountants.	Issuer	yes	for	for

Grupo Simec, S.A.B. de	SIM	400491106	4/30/2007	1. Appointment of examiners, attendance	Issuer	yes	for	**
C.V.				computation and declaration, of legally installed
the meeting

				2. Amendment of the company's by-laws to adjust	Issuer	yes	for	**
with securities market law.

				3. Presentation of the CEO report.	Issuer	yes	for	**

				4. Presentation of the individual and	Issuer	yes	for	**
consolidated financial statements.

				5. Presentation of the board's report in reference	Issuer	yes	for	**
to securities market law.

				6. Presentation of the audit and company's	Issuer	yes	for	**
practices committeee annual report.

				7. Appilication of the results obtained in the	Issuer	yes	for	**
fiscal year.

				8. Appointment of the members of the board and	Issuer	yes	for	**
				determination of their fees.				**

				9. Appointment of special delegates to formalize	Issuer	yes	for	**
resolutions adopted.

				10. Presentation of the minutes of the meeting.	Issuer	yes	for	**

Imperial Industries Inc.	IPII	452848401	5/24/2007	1. Election of directors.	Issuer	yes	for	**

Google Inc.	GOOG	382559P508	5/10/2007	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the independent accountants.	Issuer	yes	for	for

				3. Approval of stock plan to increas class A	Issuer	yes	for	for
common stock

				4. Approval of executive bonus plan.	Issuer	yes	for	for

				5. Stockholder proposal to request that	SH	yes	for	against
management institute policies to protect freedom
of access to the internet.

Gerdau Ameristeel Corp.	GNA	37373P105	5/9/2007	A. Election of directors.	Issuer	yes	for	**

B. The appointment of auditors and fix	Issuer	yes	for	for
their remuneration.

C. The approval of amendment to articles	Issuer	yes	for	for
of continuance.

4. The approval of the long term incentive plan.	Issuer	yes	for	for

Hardinge Inc.	HDNG	412324303	5/8/2007	1. Election of directors.	Issuer	yes	for	**

				2. Proposal to ratify the auditors.	Issuer	yes	for	for

Zones Inc.	ZONS	98976N103	4/26/2007	1. Election of directors.	Issuer	yes	for	**

2. Ratify the independent auditors.

Eastern Company	EML	276317104	4/25/2007	1. Election of directors.	Issuer	yes	for	**

				2. Increase number of authorized shares of	Issuer	yes	for	for
				common stock.

				3. Ratify the public accountants.	Issuer	yes	for	for

Tim Hortons Inc.	THI	88706M103	5/4/2007	1. Election of directors.	Issuer	yes	for	for

				2. Ratify the public accountants.	Issuer	yes	for	for

				3. Approve amendments to stock incentive plan.	Issuer	yes	for	for

Mechel Open Joint Stock	MTL	583840103	2/1/2007	1. Approval of the new version of the company's	Issuer	yes	for	**
Comp.				charter.

				2. Approval of the new version of by-laws on	Issuer	yes	for	**
remuneration to board directors.

				3. Approval of transactions of interest.	Issuer	yes	for	**

Credence Systems	CMOS	225302108	3/15/2007	1. Election of directors.	Issuer	yes	for	**
Corp.
				2. Ratify the public accountants.	Issuer	yes	for	for

				3. To approve the stockholder proposal regarding	SH	yes	for	against
				pay-for-superior performance.

Gravity Co. Ltd.	GRVY	38911N107	3/22/2007	1. Approval of balance sheet, income statement,	Issuer	yes	against	**
and statement of appropriation of retained
earnings.

				2. Amendments to articles of incorporation.	Issuer	yes	against	**

				3. Approval of stock option grants.	Issuer	yes	against	**

				4. Appointment of directors.	Issuer	yes	withhold all	**

				5. Approval of compensation ceiling for directors.	Issuer	yes	against	**

Novatel Wireless Inc.	NVTL	66987M604	6/21/2007	1. Election for directors.	Issuer	yes	for	**

				2. Amendment of the stock incentive plan.	Issuer	yes	for	for

				3. Amendment of employee stock purchase	Issuer	yes	for	for
plan.

				4. Ratify the auditors.	Issuer	yes	for	for

Danaos Corp	DAC	Y1968P105	7/23/2007	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the auditors.	Issuer	yes	for	for

Canadian Solar Inc.	CSIQ	136635109	6/29/2007	1. Election of directors.	Issuer	yes	for	for

				2. Reappoint Auditors.	Issuer	yes	for	for

The Greater China Fund	GCH	39167B102	6/28/2007	1. Election of directors.	Issuer	yes	for	**
Inc.
				2. Proposal to amend investment restrictions.	Issuer	yes	for	for

FirstService Corp.	FSRV	33761N109	6/25/2007	1. Appointment of auditors.	Issuer	yes	for	**

				2. Election of directors.	Issuer	yes	for	for

				3. Approve amendments to the stock option plan.	Issuer	yes	for	for

United Retail Group Inc.	URGI	911380103	6/15/2007	1. Election of directors.	Issuer	yes	for	**

Brilliance China	CBA	10949Q105	6/22/2007	1. Receive and consider audited financial	Issuer	yes	for	for
Automotive HLDGS Ltd.				statements.

				2A1. Re-elect director.	Issuer	yes	for	for

				2A2. Re-elect director.	Issuer	yes	for	for

				2b. To authorize the board of directors to fix	Issuer	yes	for	for
the director's remuneration.

				3. To appoint auditors and their remuneration.	Issuer	yes	for	for

				4a. To grant a general and unconditional mandate	Issuer	yes	for	for
to directors to issue new shares.

				4b. To grant a general and unconditional mandate	Issuer	yes	for	for
to directors to repurchase company's shares.

				4c. To extend the mandate granted by including	Issuer	yes	for	for
repurchased shares.

MDI Inc.	MDII	552705105	6/7/2007	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the independent auditors.	Issuer	yes	for	for

3. To transact such other buisness as may properly	Issuer	yes	for	for
come before the meeting of any adjourments
thereof.

Union Drillings Inc.	UDRL	90653P105	6/12/2007	1. Election of directors.	Issuer	yes	for	**

				2. Ratify the independent auditors.	Issuer	yes	for	for

The Greater China Fund	GCH	39167B102	6/28/2007	1. Election of directors.	Issuer	yes	for	**
Inc.
				2. Proposal to amend the fund's fundamental	Issuer	yes	for	for
investment restrictions.

Netlist Inc.	NLST	64118P109	5/30/2007	1. Election of directors.	Issuer	yes	for	**

En Pointe Tech, Inc.	ENPT	29247F108	3/16/2007	1. Election of directors.	Issuer	yes	for	**

Legend: ** proxy did not have management's recommendation.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/ Kailash Birmiwal

       Kailash Birmiwal, President

Date:              8-23-07